Acquisitions (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended						4 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 item	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 item	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2010 Tradename	Dec. 31, 2010 Accreditations	Dec. 31, 2010 Certificates of need	Jun. 30, 2013 Specialty Hospitals	Jun. 30, 2012 Specialty Hospitals	Jun. 30, 2013 Specialty Hospitals	Jun. 30, 2012 Specialty Hospitals	Dec. 31, 2012 Specialty Hospitals	Dec. 31, 2011 Specialty Hospitals	Dec. 31, 2010 Specialty Hospitals	Sep. 01, 2010 Regency item	Dec. 31, 2011 Regency	Dec. 31, 2010 Regency	Dec. 31, 2011 Regency Revised purchase price allocation	Dec. 31, 2011 Regency Tradename Revised purchase price allocation	Dec. 31, 2011 Regency Accreditations Revised purchase price allocation	Dec. 31, 2011 Regency Certificates of need Revised purchase price allocation	Dec. 31, 2010 Regency Specialty Hospitals	Dec. 31, 2012 Outpatient rehabilitation business	Dec. 31, 2011 Outpatient rehabilitation business	Dec. 31, 2010 Outpatient rehabilitation business	Dec. 31, 2011 Inpatient rehabilitation hospital item
Acquisitions
Number of long term acute care hospitals operated by the acquiree																									23
Number of states in which long term acute care hospitals are located		39				39						39	39	41											9
Net operating revenues	$ 756,673,000	$ 741,086,000	$ 713,669,000	$ 750,193,000	$ 744,021,000	$ 718,441,000	$ 694,131,000	$ 698,749,000	$ 693,186,000	$ 1,506,628,000	$ 1,494,214,000	$ 2,948,969,000	$ 2,804,507,000	$ 2,390,290,000				$ 559,386,000	$ 557,130,000	$ 1,117,137,000	$ 1,110,168,000	$ 2,197,529,000	$ 2,095,519,000	$ 1,702,165,000								$ 94,400,000
Pre-tax loss	(49,647,000)			(75,308,000)						(111,679,000)	(148,127,000)	(254,741,000)	(212,347,000)	(151,857,000)																		12,900,000
Cost of acquired entity
Cash paid net of cash acquired		6,043,000				899,000						6,043,000	899,000	165,802,000														161,445,000					5,900,000	2,300,000	200,000	2,000,000
Value of cash acquired																												11,300,000
Notes issued		1,844,000				1,020,000						1,844,000	1,020,000																				1,800,000	1,000,000
Total purchase price		7,887,000				1,919,000						7,887,000	1,919,000	165,802,000
Contingent consideration		1,500,000										1,500,000
Liabilities assumed		107,000				701,000						107,000	701,000	48,479,000											33,100,000
Total cost of acquisitions and liabilities assumed		9,494,000				2,620,000						9,494,000	2,620,000	214,281,000											210,000,000
Fair value of assets acquired
Accounts receivable																												22,749,000
Other current assets																												5,053,000
Property and equipment																												82,688,000
Other assets																												3,379,000
Current liabilities																												(48,136,000)
Other liabilities																												(1,528,000)
Net tangible assets acquired																												64,205,000
Intangible assets other than goodwill															16,529,000	856,000	456,000												9,851,000	822,000	475,000
Goodwill		9,151,000				2,455,000						9,151,000	2,455,000	82,983,000														86,092,000
Accounts receivable and property and equipment		1,313,000				767,000						1,313,000	767,000	113,894,000
Non-controlling interests		(970,000)				(602,000)						(970,000)	(602,000)	(437,000)
Total																												161,445,000
Other additional information
Number of long term acute care hospitals exchanged																																				1
Non-controlling interests purchased in cash												100,000	500,000
Cash received on settlement of net working capital																										3,900,000
Pro forma results of operations
Net revenue																											2,625,235,000
Net income																											$ 98,463,000